Revenue (Tables) - LGM ENTERPRISES, LLC [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Disaggregates Revenue
The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Nine Months Ended September 30,
	2023	2022
Services transferred at a point in time:
Flights	$230,146	$233,812
Services transferred over time:
Memberships	4,138	2,929
MRO	3,032	810
Fractional ownership purchase price	2,081	78

	$239,397	$237,629

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Year Ended December 31,
	2022	2021	2020
Services transferred at a point in time:
Flights	$314,039	$206,275	$120,781
Services transferred over time:
Memberships	3,939	1,897	258
MRO	1,556	105	—
Fractional ownership purchase price	508	—	—

	$320,042	$208,277	$121,039

Summary of Roll Forward of Deferred Revenue
The following tables provide a roll forward of deferred revenue:

Amount
Balance as of December 31, 2022	$60,602
Revenue recognized	90,582
Revenue deferred	(66,867)

Balance as of September 30, 2023	$84,317

Amount
Balance as of December 31, 2021	$32,795
Revenue recognized	78,862
Revenue deferred	(60,617)

Balance as of September 30, 2022	$51,040

The following table provides a roll forward of deferred revenue:

Amount
Balance as of December 31, 2020	$24,860
Revenue recognized	(47,185)
Revenue deferred	55,120

Balance as of December 31, 2021	32,795
Revenue recognized	(82,406)
Revenue deferred	110,213

Balance as of December 31, 2022	$60,602